Earnings/(Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Income / (Loss) attributable to common equity holders	$ (1,868)	$ 3,279	$ (3,350)	$ 2,980
Weighted average number of shares - basic and diluted	20,582,301	20,582,301	20,582,301	20,582,301
Basic earnings (loss) per share	$ (0.09)	$ 0.16	$ (0.16)	$ 0.14
Diluted earnings (loss) per share	$ (0.09)	$ 0.16	$ (0.16)	$ 0.14